STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 011 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
ADDITIONS:
Net assets available for benefits at beginning of year	$ 7,735,457	$ 7,386,966
Income
Interest in income of Master Trust	1,459,154	618,194
Interest on notes receivable from participants	19,686	16,116
Investment income of the Master Trust	1,478,840	634,310
Contributions
Employer	82,115	81,790
Participant	378,726	240,821
Total contributions	460,841	322,611
Total additions	1,939,681	956,921
Deductions:
Payments to participants or beneficiaries	418,588	605,488
Administrative expenses	14,000	2,942
Total deductions	432,588	608,430
Net increase in net assets available for benefits	1,507,093	348,491
Net assets available for benefits at end of year	$ 9,242,550	$ 7,735,457